SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of share purchase warrants

	Number of Warrants	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2020	1,934,100	3.89
Issued	2,407,304	6.64
Forfeited	(9,379)	4.50
Exercised	(1,924,721)	3.89
Outstanding, December 31, 2021	2,407,304	6.64

Issued	5,577,778	3.84
Cancelled	(412,000)	4.50
Outstanding, December 31, 2022	7,573,082	4.53

Issued	2,250,000	1.45
Cancelled	(1,000,000)	2.25
Outstanding, December 31, 2023	8,823,082	4.00

Schedule of share option activity

	Number of Options	Weighted Average Exercise Price
		C$
Outstanding, December 31, 2020	1,173,320	2.70
Issued	684,999	6.71
Exercised	(256,662)	2.06
Outstanding, December 31, 2021	1,601,657	4.52

Issued	387,500	1.60
Forfeited	(341,670)	5.21
Exercised	(66,661)	1.40
Outstanding, December 31, 2022	1,580,826	3.79

Issued	602,000	1.17
Forfeited	(514,999)	3.02
Outstanding, December 31, 2023	1,667,827	3.08

Schedule of weighted average assumptions

	December 31, 2023	December 31, 2022	December 31, 2021

Fair value at grant date (C$)	$0.55	$0.75	$4.20
Fair value at grant date (US$)	$0.42	$0.56	$3.27
Risk-free interest rate	4.01%	3.47%	0.42%
Expected life of options	5 years	5 years	4 years
Expected dividend rate	0%	0%	0%
Annualized volatility	80%	97%	90%
Forfeiture rate	15%	14%	3%

Schedule of stock options outstanding

	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Life (Years)	Expiry Date
			C$

January 17, 2019	166,666	166,666	2.40	0.05	January 17, 2024
November 15, 2019	233,333	233,333	1.50	0.88	November 15, 2024
November 28, 2019	16,666	16,666	1.56	0.91	November 28, 2024
May 4, 2020	24,999	24,999	1.20	1.34	May 4, 2025
November 23, 2020	66,664	66,664	6.15	1.90	November 23, 2025
January 12, 2021	333,333	333,333	6.51	2.03	January 11, 2026
February 1, 2021	41,666	41,666	9.36	2.09	January 31, 2026
April 27, 2021	60,000	50,000	7.24	2.32	April 26, 2026
March 31, 2022	40,000	20,000	2.98	3.25	March 30, 2027
November 25, 2022	82,500	27,500	1.30	3.90	November 24, 2027
May 11, 2023	50,000	8,333	1.02	4.36	May 10, 2028
November 15, 2023	552,000	—	1.30	4.88	November 14, 2028

Total	1,667,827	989,160

Schedule of restricted share units

Number of RSUs

Outstanding, December 31, 2020	—
Issued	166,000
Outstanding, December 31, 2021	166,000

Vested	(166,000)
Outstanding, December 31, 2022 and December 31, 2023	—

Schedule of deferred share units

Number of DSUs

Outstanding, December 31, 2020	95,141
Issued	75,650
Outstanding, December 31, 2021	170,791

Issued	452,910
Outstanding, December 31, 2022	623,701

Issued	666,749
Outstanding, December 31, 2023	1,290,450